Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Schedule of major equipment is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives
Years
Buildings and facilities	Between 3 and 50
Machinery and equipment	Between 2 and 10
Vehicles	Between 2 and 10
Furniture and fixtures	Between 2 and 10
Other equipment	Between 2 and 10

Schedule of consolidated statement of financial position
	As of December 31, 2020		As of December 31, 2020
	(*)	Reclassification	As restated
ASSETS
Current assets
Trade accounts receivables, net	703,167	(15,653)	687,514
Other accounts receivable	433,531	(28,788)	404,743
Other current assets	1,688,911	-	1,688,911
Total current assets	2,825,609	(44,441)	2,781,168

Non-current assets
Trade accounts receivable, net	730,666	(41,373)	689,293
Other non-current assets	2,556,289	-	2,556,289
Total non-current assets	3,286,955	(41,373)	3,245,582

Total assets	6,112,564	(85,814)	6,026,750

	As of December 31, 2020		As of December 31, 2020
	(*)	Reclassification	As restated
LIABILITIES AND EQUITY
Current liabilities
Trade accounts payable	1,097,167	(32,751)	1,064,416
Other accounts payable	718,406	(11,690)	706,716
Other current liabilities	682,399	-	682,399
Total current liabilities	2,497,972	(44,441)	2,453,531

Non-current liabilities
Provisions	336,609	(41,373)	295,236
Other non-current liabilities	1,682,687	-	1,682,687
Total non-current liabilities	2,019,296	(41,373)	1,977,923
Total liabilities	4,517,268	(85,814)	4,431,454

Equity
Total equity	1,595,296	-	1,595,296
Total liabilities and equity	6,112,564	(85,814)	6,026,750